Significant Accounting Policies (Narrative) (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Increase in balance of right-of-use assets and other receivables	₪ 8,000
Increase in current liabilities	2,000
Decrease (increase) non-current liabilities	6,000
Increase in depreciation expenses and financing expenses	2,000
Decrease in cash flows in financing activities	₪ 2,000
Bottom of range [member]
Statement Line Items [Line Items]
Percentage of profits includes share of non-controlling interests	20.00%
Top of range [member]
Statement Line Items [Line Items]
Percentage of profits includes share of non-controlling interests	50.00%